COMMITMENTS AND CONTINGENCIES - COMMITMENTS AND CONTINGENCIES (Details1) (USD $)	Dec. 31, 2011
Commitments And Contingencies - Commitments And Contingencies Details1
On or before the 30th day after the 1st Anniversary	$ 42,500
On or before the 30th day after the 2nd Anniversary	70,000
On or before the 30th day after the 3rd Anniversary	87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$ 87,500